Taxes (Tables)	6 Months Ended
Jun. 30, 2026
Income Tax Disclosure [Abstract]
Schedule of income tax expense benefit

	June 30, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
	(Unaudited)	(Unaudited)	(Unaudited)
Current income tax expense	(4,770)	(286,367)	(41,529)
Deferred income tax benefit (expense)	-	-	-
Income tax expense	(4,770)	(286,367)	(41,529)

Schedule of effective income tax rate reconciliation

	For the Six Months Ended June 30,
	2025	2026
China statutory income tax rate	25.00%	25.00%
Preferential tax rate reduction	(0.04)%	1.98%
Change in valuation allowance	0.81%	(3.59)%
Additional R&D deduction in China	(0.61)%	0.61%
Permanent difference	(0.02)%	0.04%
Tax rate difference outside China(1)	(25.14)%	(24.23)%
Effective tax rate	-%	(0.19)%

(1)	It is mainly due to the lower tax rate of the entities incorporated in Hong Kong, and tax exempt in Cayman Islands.

Schedule of deferred tax assets and liabilities

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Deferred tax assets:
Allowance for credit losses	871,837	484,761	71,174
Impairment loss for investment	400,000	400,000	58,730
Net operating loss carry forward	17,114,228	20,564,337	3,019,327
Inventory reserve	101,355	70,307	10,323
Right of use	-	-	-
Less: valuation allowance	(18,487,420)	(21,519,405)	(3,159,554)
Deferred tax assets, net	-	-	-
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	-	-	-
Deferred tax liabilities, net	-	-	-
Total deferred tax assets, net	-	-	-

Schedule of Taxes payable

	December 31, 2025	June 30, 2026	June 30, 2026
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
VAT taxes payable	195,000	94,285	13,843
Income taxes payable	-	282,850	41,529
Other taxes payable	34,059	21,474	3,153
Totals	229,059	398,609	58,525